Expense by nature - Summary of Expense By Nature (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Expense By Nature [Abstract]
Service costs (note i)	¥ 8,116	¥ 6,878
Advertising agency fees	162	91
Employee benefits expenses	1,366	1,212
Promotion and advertising expenses	¥ 948	¥ 753